VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2020:

Vessel	Effective from	Sales value (in $ millions)	Subsequent repurchase option (in $ millions)	Subsequent repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	189.1	November 2021	128.3	November 2025

Summary of the Bareboat Charter Rates Per Day Based on Base LIBOR Interest Rate for the Next Five Years
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2020 is shown below:

(in thousands of $)	2021	2022	2023	2024	2025
Golar Eskimo*	19,724	19,230	18,893	18,685	15,358

*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin but excludes the repurchase obligation at the end of lease term.

Schedule of Variable Interest Entities
The most significant impact of consolidation of Eskimo SPV’s liabilities on our consolidated balance sheets is as follows:

(in thousands of $)	2020	2019
Liabilities
Short-term debt (note 21)	11,083	11,436
Long-term debt (note 21)	153,384	169,395
The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of and for the years ended December 31, 2020 and 2019:

(in thousands of $)	2020	2019
Balance sheet
Current assets	56,481	54,000
Non-current assets	1,203,805	1,300,065
Current liabilities	(32,337)	(45,106)
Non-current liabilities	(845,658)	(924,578)

Statement of operations
Liquefaction services revenue	226,061	218,095
Net income	71,684	70,756

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.

Balance Sheet of Variable Interest Entity
The following table summarizes the balance sheets of PTGI as of December 31, 2020 and 2019:

(in thousands of $)	2020	2019
ASSETS
Cash	11,040	13,108
Restricted cash (note 17)	8,723	9,543
Vessels and equipment, net*	206,315	227,418
Other assets	7,373	3,158
Total assets	233,451	253,227

LIABILITIES AND EQUITY
Accrued liabilities	4,077	2,704
Current portion of long-term debt	14,462	14,382
Amounts due to related parties	19,901	51,203
Other current liabilities	1,076	974
Long-term debt	44,403	58,865
Total liabilities	83,919	128,128
Total equity	149,532	125,099
Total liabilities and equity	233,451	253,227

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.